SUBSEQUENT EVENTS (Details Textual) In Thousands, except Share data, unless otherwise specified	12 Months Ended					0 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended			0 Months Ended	1 Months Ended		12 Months Ended			0 Months Ended		1 Months Ended	0 Months Ended				1 Months Ended					8 Months Ended		1 Months Ended	0 Months Ended					0 Months Ended		1 Months Ended	0 Months Ended				1 Months Ended	0 Months Ended	1 Months Ended	2 Months Ended	3 Months Ended	2 Months Ended		0 Months Ended			1 Months Ended					0 Months Ended		1 Months Ended	0 Months Ended		1 Months Ended											0 Months Ended	1 Months Ended		12 Months Ended				1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 20, 2011	Dec. 19, 2011	Apr. 09, 2012 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Oct. 25, 2012 Coal Sale Purchase Agreements [Member] USD ($)	Dec. 31, 2012 Coal Sale Purchase Agreements [Member] USD ($)	Dec. 31, 2012 Coal Sale Purchase Agreements [Member] Minimum [Member]	Dec. 31, 2012 Coal Sale Purchase Agreements [Member] Maximum [Member]	Apr. 11, 2013 Piraeus Bank Credit Facilities [Member]	Nov. 02, 2012 Piraeus Bank Credit Facilities [Member] USD ($)	Jun. 30, 2012 Piraeus Bank Credit Facilities [Member] USD ($)	Dec. 31, 2012 Portigon AG Credit Facility [Member] USD ($)	Apr. 01, 2010 Portigon AG Credit Facility [Member] USD ($)	Apr. 10, 2012 Mojave Finance Inc. Credit Facility [Member] USD ($)	Jul. 10, 2013 Subsequent Event [Member] USD ($)	Jul. 15, 2013 Subsequent Event [Member]	Jun. 19, 2013 Subsequent Event [Member]	Mar. 13, 2013 Subsequent Event [Member]	Feb. 05, 2013 Subsequent Event [Member]	Jan. 04, 2013 Subsequent Event [Member]	Sep. 13, 2012 Subsequent Event [Member] USD ($)	Oct. 31, 2013 Subsequent Event [Member] USD ($)	Jul. 31, 2013 Subsequent Event [Member]	Apr. 30, 2013 Subsequent Event [Member]	Jan. 24, 2013 Subsequent Event [Member] USD ($)	Jan. 31, 2013 Subsequent Event [Member]	Aug. 30, 2013 Subsequent Event [Member] USD ($)	Jul. 09, 2013 Subsequent Event [Member] USD ($)	May 31, 2013 Subsequent Event [Member] Mr. Zolotas [Member] USD ($)	May 16, 2013 Subsequent Event [Member] Two Year Warrant [Member] USD ($)	Mar. 13, 2013 Subsequent Event [Member] Minimum [Member]	Mar. 13, 2013 Subsequent Event [Member] Maximum [Member]	Mar. 08, 2013 Subsequent Event [Member] Credit Facility [Member]	Mar. 04, 2013 Subsequent Event [Member] Credit Facility [Member] USD ($)	Apr. 05, 2013 Subsequent Event [Member] Mojave Finance Inc. Credit Facility [Member] USD ($)	Mar. 08, 2013 Subsequent Event [Member] Revolving Credit Facility [Member] USD ($)	Mar. 18, 2013 Subsequent Event [Member] Kentucky Property [Member] USD ($)	Feb. 12, 2013 Subsequent Event [Member] Kentucky Property [Member] USD ($)	Mar. 14, 2013 Subsequent Event [Member] Tennessee Property [Member] USD ($)	Feb. 12, 2013 Subsequent Event [Member] Tennessee Property [Member] USD ($)	Jan. 04, 2013 Subsequent Event [Member] Nickel Purchase Agreement [Member]	Mar. 31, 2013 Subsequent Event [Member] Nickel Purchase Agreement [Member] USD ($)	Jan. 05, 2013 Subsequent Event [Member] Newlead Markela Time Charter Agreements [Member] USD ($)	Mar. 23, 2013 Subsequent Event [Member] Coal Sale Purchase Agreements [Member] USD ($)	Feb. 28, 2013 Subsequent Event [Member] Coal Sale Purchase Agreements [Member] USD ($)	Jul. 31, 2013 Subsequent Event [Member] Coal Sale Purchase Agreements [Member] USD ($)	Feb. 28, 2013 Subsequent Event [Member] Coal Sale Purchase Agreements [Member] Minimum [Member]	Feb. 28, 2013 Subsequent Event [Member] Coal Sale Purchase Agreements [Member] Maximum [Member]	Mar. 11, 2013 Subsequent Event [Member] Management Agreements [Member] USD ($)	Jan. 05, 2013 Subsequent Event [Member] Newlead Victoria Time Charter Agreements [Member] USD ($)	Apr. 10, 2013 Subsequent Event [Member] Piraeus Bank Credit Facilities [Member] USD ($)	Mar. 28, 2013 Subsequent Event [Member] Portigon AG Credit Facility [Member] USD ($)	Mar. 28, 2013 Subsequent Event [Member] Portigon AG Credit Facility Amendment[Member] USD ($)	Mar. 28, 2013 Subsequent Event [Member] Portigon AG Credit Facility Amendment[Member] Three Quarterly Installments [Member] USD ($)	Mar. 28, 2013 Subsequent Event [Member] Portigon AG Credit Facility Amendment[Member] Followed By Fifteen Quarterly Installments [Member] USD ($)	Mar. 28, 2013 Subsequent Event [Member] Portigon AG Credit Facility Amendment[Member] Followed By Five Quarterly Installments [Member] USD ($)	Feb. 05, 2013 Subsequent Event [Member] New Senior Convertible Promissory Note [Member] USD ($)	Oct. 11, 2013 Subsequent Event [Member] Mojave Finance Inc. Credit Facility [Member] USD ($)	Jun. 19, 2013 Subsequent Event [Member] Tiger Note [Member] USD ($)	Apr. 05, 2013 Subsequent Event [Member] Additional Settlement Shares [Member]	Apr. 05, 2013 Subsequent Event [Member] Settlement Shares And Additional Settlement Shares [Member]	Jan. 31, 2013 Subsequent Event [Member] Terra Stabile A.E. [Member] EUR (€)	Jan. 31, 2013 Subsequent Event [Member] Terra Norma A.E Two Six Lease Agreement [Member] EUR (€)	Apr. 30, 2013 Subsequent Event [Member] Two Employees [Member]	Apr. 30, 2013 Subsequent Event [Member] Chairman [Member]	Apr. 30, 2013 Subsequent Event [Member] Top Management Employees [Member]	Apr. 30, 2013 Subsequent Event [Member] Former Chairman [Member]	Apr. 30, 2013 Subsequent Event [Member] Mr. Zolotas [Member]	Apr. 30, 2013 Subsequent Event [Member] Employees and Consultants [Member]	Apr. 30, 2013 Subsequent Event [Member] Nonexecutive Directors [Member]	Apr. 30, 2013 Subsequent Event [Member] After Former Chairman Resignation [Member]	Apr. 30, 2013 Subsequent Event [Member] One of the Company's Executive Officers [Member]	Feb. 05, 2013 Ex Director [Member] Subsequent Event [Member] USD ($)	Apr. 30, 2010 Restricted Stock [Member]	Jan. 31, 2010 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]		Dec. 31, 2010 Restricted Stock [Member]		Dec. 31, 2011 Restricted Stock [Member] Board of Directors Chairman [Member]	Feb. 28, 2011 Restricted Stock [Member] Board of Directors Chairman [Member]
Share-based goods and nonemployee services transaction, quantity of securities issued																															3,786,014
Outstanding liability settled amount																															$ 2,223																																														$ 44
Granted						750,000	1,250,000	750,000																																																																						5,417	6,668	1,984,751	[1],[2],[3],[4]	12,085	[5]	350,000	8,335
Rent expense																																																																			2,400
Aggregate monthly rate under rental agreement																																																																		27,200
Reduction of rent expense next two years																																																																		17,400
Minimum bid price per share																									$ 1.00	$ 1.00			$ 1.00
Issuance of common shares (in shares)																			61,000,000				43,931							620,149			5,083,769						6,000,000							258,536,585																		6,850,000	12,850,000			30,000	13,452,038	2,373,308	266,964	436,851	1,267,603	700,000	16,399,703	4,166,667
Stock delivered for nickel value																																														212,000
Time charter daily base rate from																																															18
Time charter daily base rate to																																															8
Time charter daily base rate																																																						7
Extended period of charter																																															February 2014
Contract Revenue									65,300	575,800																																							806,100	245,100
Contract Revenue Variation In Tonnage Supply Percentage											5.00%	10.00%																																							5.00%	10.00%
Increment in reserved common shares				2,083,334	583,334																														2,083,334	37,209,590
Debt Instrument, Face Amount																																																													1,000
Debt Instrument Additional Percentage Of Interest																																																													5.00%
Debt Instrument, Convertible, Conversion Price																																																													$ 0.82
Management Of Vessels Monthly Fee Revenue																																																					13
Percentage Of Yearly Increase In Common Shares Available For Issuance																						5.00%
Proceeds from sale of discontinued operations vessels																																																							57,000
Repayments of Lines of Credit														271	51,100
Number of shares issued as repayment of debt													46,250,000
Total outstanding balance																																																								25,250
Line of credit facility, periodic payment																																																										300	475	375
Line of credit facility balloon repayment																																																									15,350
Non refundable restructuring fee																																																									250
Percentage of Vested Common stock To Chairman and Top Management Employees																												40.00%
Percentage of Common stock To Vest in Next Fiscal Year To Chairman and Top Management Employees																												30.00%
Percentage of Common stock To Vest in Fiscal Year Two To Chairman and Top Management Employees																												30.00%
Stock issued during period, value, restricted stock award, gross																																										175		200
Committed to make and pay for certain improvements to the property in a minimum amount																																									300
Non refundable deposit																																									400
Committed to provide cash payment																																									175
Committed to deliver Company’s stock																																									175
Monthly Payments To sellers For Three Month Period																																									400
Monthly lease payment for three month period																																											450
Due per month for nine month period thereafter																																									1,100		3,200
Lease agreement																																											1 year
Debt Instrument, Interest Rate, Stated Percentage	4.50%																																								10.00%																				10.00%
Promissory notes payable	11,000	0																																									23,000
Debt Instrument, Maturity Date																																											Feb. 15, 2015
Cancel To Supply Of Thermal Coal																																																510,500
Line of credit facility, Maximum borrowing capacity																	27,500	3,000																				500		1,350
Past-due accounts payable																																7,206							2,412
Proceeds From Resale Of Settlement Shares																			9,727																				3,135
Percentage Of Total Amount Of Claim																			135.00%																				130.00%
Legal Fees and Expenses Description																																							the total dollar amount of Hanover’s legal fees and expenses incurred in connection with the Action, subject to the cap set forth above (less $10 heretofore paid by the Company), supported by daily written reports to be delivered by Hanover to the Company
Minimum Percentage Of Provision Of Settlement Agreement At Any Time On Common Shares																																							4.99%
Minimum Percentage Of Provision Of Settlement Agreement At Any Time On Common Shares Or other Voting Securities																											9.99%												9.99%
Percentage Of Balance Of Proceeds Loan After Repayment Of Outstanding Loan																																																									75.00%
Direct Sale Costs and Trade Debt																																																									500
Line of Credit Facility, Covenant Compliance																(i) if the Company is in compliance with the value to loan ratio, 50% of the excess cash must be applied towards prepayment of the loan facility; and (ii) if the Company is not in compliance with the value to loan ratio, 100% of the excess cash must be applied towards the prepayment of the loan facility. The value to loan ratio is set at 100% until December 31, 2012 and 125% thereafter. As of December 31, 2012, the Company was not in compliance with this ratio.																																								if the Company is in compliance with the value to loan ratio, 50% of the excess cash must be applied towards prepayment of the loan facility; and (ii) if the Company is not in compliance with the value to loan ratio, 100% of the excess cash must be applied towards the prepayment of the loan facility.
Debt Instrument Fixed Interest Rate, Stated Percentage																																					24.00%	24.00%
Line Of Credit Facility, Amount Outstanding																25,250																																														3,000
Maximum Warrants To Purchase Common Shares																																		1,666,667
Maximum Warrants To Purchase Common Shares Value																																		250,000
Maximum Warrants To Purchase Common Shares Exercise Price Per Share																																		$ 0.15
Stock Issued During Period, Value, New Issues	1,024	87	0																														5,083,769
Percentage Of Discount Of Valuation For Nickel Transaction																								99.00%
Interest Rate of Remaining Lease Payments																				6.00%
Proceeds From Convertible Debt																																																															$ 1,670
Debt Instrument, Interest Rate Terms																																																															Borrowings under this note bear a fixed interest rate of 8% per annum on the unpaid principal balance if paid in cash or 15% per annum on the outstanding principal balance if settled by issuance of shares of the Company, at the option of the Company.
Percentage Of Arithmetic Average Of Closing Price Of Common Shares On Convertible Debt																																																															95.00%
Volume Weighted Average Price Shares Issued																					11,995,826
Stock Cancelled During Period																					854,174
Description Of July Settlement Shares																											Hanover shall not offer or sell any July Settlement Shares on, or over the course of, such trading day in excess of the greater of (i) 15% of the worldwide average daily trading volume in the Companys common shares on all national securities exchanges and automated quotation systems, if any, on which the common shares is listed or designated for quotation (as the case may be), excluding any sales of common shares by Hanover, for the 10 trading days immediately preceding such trading day and (ii) $65 worth of common shares.
Acquired Nickel Wire																																													3,750

[1]	8,335 shares were granted to members of the board of directors on February 1, 2011. Of such shares, 5,001 shares were forfeited on December 31, 2011 due to the resignation of three board members and 3,334 shares were fully vested in 2012.
[2]	365,250 shares were granted on April 1, 2011 to employees, officers and directors with original vesting date April 1, 2013. Of such shares, 53,150 shares were forfeited during 2011 and 92,150 as of December 31, 2012. 50,600 were fully vested as of December 31, 2012. The remaining 169,350 shares will fully vest on April 1, 2013, unless forfeited prior to such time.
[3]	350,000 shares were granted to members of the board of directors on December 21, 2011, of which 140,000 shares were vested upon issuance (February 15, 2012) and the remaining 210,000 shares were vested on December 31, 2012.
[4]	1,261,166 shares were granted on December 21, 2011 to employees, officers and directors which were to be vested as follows: (i) 314,930 shares, were to be vested over four years with 25% of the grants being vested on each of the first, second, third and fourth anniversary of the issuance date (February 15, 2013, February 15, 2014, February 15, 2015 and February 15, 2016, respectively); and (ii) 946,236 shares were to be vested on the third anniversary of the issuance date (February 15, 2015). During 2012, 425,586 of such shares were forfeited and 183,104 were fully vested earlier than their original vesting date, upon approval from the Board of Directors. The remaining 652,476 shares will fully vest on their original vesting date, unless forfeited prior to such time.
[5]	6,668 shares were granted on January 1, 2010 and vested over a one year period (January 1, 2011). 5,417 shares were granted on April 15, 2010, of which: (a) 1,667 vested over a one year period (January 1, 2011) and (b) 3,750 with an original three-year vesting period (at January 1, 2011, 2012 and 2013) were treated as follows: (i) 1,250 vested on January 1, 2011 and (ii) the remaining 2,500 were forfeited on December 31, 2011 due to the resignation of one board member.